Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events
Subsequent events

37. Subsequent events

Non-adjusting events after the reporting period

Financing transactions

On February 24, 2020, the Group drew a loan of EUR 500 million from European Investment Bank (EIB). The loan facility agreement was signed in August 2018 and the loan will mature in February 2025.

Change of President and Chief Executive Officer

On March 2, 2020 Nokia’s Board of Directors appointed Pekka Lundmark as President and Chief Executive Officer of Nokia and he is expected to start in his new role on September 1, 2020. Rajeev Suri will leave his current position as President and Chief Executive Officer on August 31, 2020 and continue to serve as an advisor to the Nokia Board until January 1, 2021.